Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

January 31, 2020

JSC-QTLY-0320
1.813017.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Entertainment - 1.9%
Daiichikosho Co. Ltd.	167,900	$8,156,152
DeNA Co. Ltd.	287,300	4,724,915
		12,881,067
Interactive Media & Services - 1.5%
Yahoo! Japan Corp.	2,545,000	10,108,587
Media - 1.4%
Hakuhodo DY Holdings, Inc.	650,000	9,209,872

TOTAL COMMUNICATION SERVICES		32,199,526

CONSUMER DISCRETIONARY - 18.5%
Auto Components - 4.8%
Aisin Seiki Co. Ltd.	199,000	6,624,718
Bridgestone Corp.	244,900	8,674,121
DaikyoNishikawa Corp.	678,900	4,634,146
Sumitomo Electric Industries Ltd.	869,500	11,591,857
		31,524,842
Automobiles - 1.8%
Isuzu Motors Ltd.	826,000	8,092,700
Subaru Corp.	146,000	3,651,825
		11,744,525
Distributors - 4.1%
Central Automotive Products Ltd.	845,500	20,534,839
PALTAC Corp.	136,000	6,363,778
		26,898,617
Hotels, Restaurants & Leisure - 1.7%
Koshidaka Holdings Co. Ltd. (a)	817,000	11,531,954
Internet & Direct Marketing Retail - 0.9%
Aucnet, Inc.	575,000	6,291,847
Specialty Retail - 4.5%
Arc Land Sakamoto Co. Ltd.	493,700	5,428,532
Fuji Corp.	340,600	6,497,710
Nitori Holdings Co. Ltd.	68,600	10,660,513
Workman Co. Ltd.	90,000	7,252,574
		29,839,329
Textiles, Apparel & Luxury Goods - 0.7%
Hagihara Industries, Inc.	323,400	4,717,120

TOTAL CONSUMER DISCRETIONARY		122,548,234

CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 3.0%
Japan Meat Co. Ltd. (a)	372,400	7,686,287
Kirindo Holdings Co. Ltd.	301,100	4,700,109
San-A Co. Ltd.	184,000	7,524,039
		19,910,435
Food Products - 4.6%
Kotobuki Spirits Co. Ltd.	100,000	6,602,720
Meiji Holdings Co. Ltd.	95,000	6,685,511
Morinaga & Co. Ltd.	209,700	10,066,430
S Foods, Inc.	302,700	7,279,056
		30,633,717

TOTAL CONSUMER STAPLES		50,544,152

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Idemitsu Kosan Co. Ltd.	257,000	6,414,277
San-Ai Oil Co. Ltd.	865,800	8,642,525
		15,056,802
FINANCIALS - 6.6%
Banks - 2.3%
Mitsubishi UFJ Financial Group, Inc.	1,024,600	5,260,929
Shinsei Bank Ltd.	658,300	10,079,370
		15,340,299
Diversified Financial Services - 1.9%
ORIX Corp.	456,800	7,716,479
Ricoh Leasing Co. Ltd.	125,000	4,669,810
		12,386,289
Insurance - 2.4%
T&D Holdings, Inc.	878,000	9,358,860
Tokio Marine Holdings, Inc.	124,500	6,758,014
		16,116,874

TOTAL FINANCIALS		43,843,462

HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 2.3%
Medikit Co. Ltd.	139,100	9,786,276
Paramount Bed Holdings Co. Ltd.	138,900	5,749,940
		15,536,216
Health Care Providers & Services - 1.2%
A/S One Corp.	85,000	7,702,795
Pharmaceuticals - 2.2%
Santen Pharmaceutical Co. Ltd.	450,000	8,392,758
Shionogi & Co. Ltd.	102,000	6,066,361
		14,459,119

TOTAL HEALTH CARE		37,698,130

INDUSTRIALS - 26.0%
Air Freight & Logistics - 0.8%
AIT Corp.	573,220	5,201,196
Airlines - 1.2%
Japan Airlines Co. Ltd.	284,600	8,005,929
Building Products - 1.8%
Sekisui Jushi Corp.	546,300	11,954,193
Commercial Services & Supplies - 2.9%
Aeon Delight Co. Ltd.	178,800	6,134,976
ProNexus, Inc.	328,323	3,583,833
Secom Joshinetsu Co. Ltd.	258,000	9,490,642
		19,209,451
Construction & Engineering - 1.7%
Hokuriku Electrical Construction Co. Ltd.	674,600	6,910,678
Mirait Holdings Corp. (a)	280,000	4,181,540
		11,092,218
Electrical Equipment - 1.3%
Aichi Electric Co. Ltd.	173,100	4,488,371
Denyo Co. Ltd.	212,600	4,037,459
		8,525,830
Machinery - 2.7%
CKD Corp. (a)	385,000	6,092,646
Kawasaki Heavy Industries Ltd.	230,000	4,534,396
Mitsubishi Heavy Industries Ltd.	191,700	6,992,713
		17,619,755
Marine - 1.4%
Nippon Concept Corp.	645,000	9,084,025
Professional Services - 3.1%
Funai Soken Holdings, Inc.	161,480	4,060,422
Persol Holdings Co., Ltd.	365,000	6,525,535
Yamada Consulting Group Co. Ltd.	752,700	10,277,514
		20,863,471
Trading Companies & Distributors - 8.1%
Chori Co. Ltd.	196,100	3,845,667
Inaba Denki Sangyo Co. Ltd.	461,400	11,544,301
Itochu Corp.	455,000	10,629,242
Mitani Shoji Co. Ltd.	143,100	7,975,919
Trusco Nakayama Corp.	242,550	5,642,319
Tsubakimoto Kogyo Co. Ltd.	124,300	4,514,056
Yuasa Trading Co. Ltd.	305,800	9,811,166
		53,962,670
Transportation Infrastructure - 1.0%
Kamigumi Co. Ltd.	322,000	6,880,369

TOTAL INDUSTRIALS		172,399,107

INFORMATION TECHNOLOGY - 11.7%
Electronic Equipment & Components - 4.5%
Amano Corp.	450,200	13,001,320
Dexerials Corp.	856,500	7,285,877
Hitachi High-Technologies Corp.	137,000	9,795,492
		30,082,689
IT Services - 3.9%
GMO Internet, Inc.	285,000	5,463,367
Otsuka Corp.	262,000	10,216,654
TKC Corp.	202,200	10,011,275
		25,691,296
Semiconductors & Semiconductor Equipment - 1.2%
Renesas Electronics Corp. (b)	1,260,000	7,927,065
Software - 0.9%
Oracle Corp. Japan	71,200	6,162,900
Technology Hardware, Storage & Peripherals - 1.2%
Elecom Co. Ltd.	193,500	7,801,493

TOTAL INFORMATION TECHNOLOGY		77,665,443

MATERIALS - 9.0%
Chemicals - 6.6%
C. Uyemura & Co. Ltd.	131,400	9,158,328
Lintec Corp.	408,000	8,819,547
Mitsubishi Chemical Holdings Corp.	1,404,800	10,152,452
Nihon Parkerizing Co. Ltd.	495,000	5,133,891
SK Kaken Co. Ltd.	25,100	10,935,681
		44,199,899
Construction Materials - 1.4%
Taiheiyo Cement Corp.	343,500	9,245,256
Metals & Mining - 1.0%
JFE Holdings, Inc.	547,000	6,477,512

TOTAL MATERIALS		59,922,667

REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
Century21 Real Estate Japan Ltd.	415,400	4,822,549
Kenedix, Inc.	895,000	4,502,083
		9,324,632
UTILITIES - 2.5%
Electric Utilities - 1.2%
The Okinawa Electric Power Co., Inc.	445,740	8,210,670
Gas Utilities - 1.3%
Tokyo Gas Co. Ltd.	387,200	8,512,980

TOTAL UTILITIES		16,723,650

TOTAL COMMON STOCKS
(Cost $494,300,349)		637,925,805

Money Market Funds - 4.4%
Fidelity Cash Central Fund 1.58% (c)	26,076,884	26,082,100
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	3,279,474	3,279,802
TOTAL MONEY MARKET FUNDS
(Cost $29,361,833)		29,361,902
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $523,662,182)		667,287,707
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,380,994)
NET ASSETS - 100%		$663,906,713

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,953
Fidelity Securities Lending Cash Central Fund	29,320
Total	$131,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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